Due from settlement of capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Due from settlement of capital provision assets.
At beginning of period	$ 116,582	$ 86,311
Transfer of realizations from capital provision assets	708,293	426,734
Interest and other income		2,651
Proceeds from capital provision assets	(559,362)	(387,786)
Realized loss	(11,330)
Unrealized gain/(loss) on due from settlement of capital provision assets, net of previously recognized unrealized loss transferred to realized loss	11,329	(11,330)
Foreign exchange gains/(losses)	28	2
At end of period	265,540	116,582
Current assets	260,370	112,832
Non-current assets	5,170	3,750
Total due from settlement of capital provision assets	$ 265,540	$ 116,582